RESTRUCTURING COSTS AND OTHER CHARGES	12 Months Ended
Dec. 31, 2025
Restructuring and Related Activities [Abstract]
RESTRUCTURING COSTS AND OTHER CHARGES
NOTE 6:	RESTRUCTURING COSTS AND OTHER CHARGES

During 2025 the company carried out a restructuring plan to adjust its operations and increase efficiency.

Restructuring costs for the year ended December 31, 2025 were as follows:

Employee termination costs

Cost of revenue	$9
Research and development	331
Selling and marketing	693
General and administrative	289
Total	$1,322

Restructuring costs for the year ended December 31, 2024 were as follows:

	Employee termination costs	Contract termination	Intangible assets write-off	Total

Cost of revenue	$29	$26	$-	$55
Research and development	676	17	3,385	4,078
Selling and marketing	495	36	1,984	2,515
General and administrative	205	42	-	247
Total	$1,405	$121	$5,369	$6,895